Going Concern and Management’s Plans (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 5,902,199	$ 1,278,073
Working capital deficit		5,700,000
Net loss	75,018	3,543,950
Net cash used In operating activities	3,393,888	4,589,452
Accumulated deficit	$ 4,921,178	$ 8,465,128